Schedule of Investments (unaudited)
October 31, 2020
BlackRock Real Estate Securities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Diversified Telecommunication Services — 1.1%
Cellnex Telecom SA(a)	17,930	$ 1,150,940
Chindata Group Holdings Ltd., ADR(b)(c)	84,403	1,176,578
		2,327,518
Health Care — 10.3%
CareTrust REIT, Inc.	175,330	2,998,143
Ensign Group, Inc.	19,113	1,124,609
Healthcare Trust of America, Inc., Class A	101,893	2,476,000
Healthpeak Properties, Inc.	179,672	4,845,754
Omega Healthcare Investors, Inc.	102,144	2,942,768
Welltower, Inc.	158,486	8,521,792
		22,909,066
Industrial — 15.4%
Prologis, Inc.	250,346	24,834,323
Rexford Industrial Realty, Inc.	203,423	9,451,033
		34,285,356
Lodging — 2.7%
Apple Hospitality REIT, Inc.	182,770	1,809,423
Pebblebrook Hotel Trust	130,806	1,567,056
RLJ Lodging Trust	323,862	2,649,191
		6,025,670
Office — 10.3%
Alexandria Real Estate Equities, Inc.	31,567	4,783,032
Boston Properties, Inc.	104,649	7,577,634
Cousins Properties, Inc.	277,388	7,067,846
Hudson Pacific Properties, Inc.	175,791	3,385,735
		22,814,247
Residential — 17.2%
American Homes 4 Rent, Class A	243,155	6,873,992
Equity Residential	165,733	7,786,136
Mid-America Apartment Communities, Inc.	83,869	9,781,642
Sun Communities, Inc.	55,475	7,635,024
UDR, Inc.	198,779	6,209,856
		38,286,650
Retail — 6.2%
Federal Realty Investment Trust	41,344	2,843,640
Regency Centers Corp.	100,786	3,586,974
Simon Property Group, Inc.	118,643	7,451,967
		13,882,581
Self Storage — 7.3%
CubeSmart	173,415	5,883,971
Extra Space Storage, Inc.	88,332	10,242,095
		16,126,066
Security	Shares	Value
Specialty — 16.1%
Digital Realty Trust, Inc.	86,502	$ 12,482,239
Equinix, Inc.	29,118	21,292,246
Switch, Inc., Class A	149,984	2,108,775
		35,883,260
Triple Net Lease — 12.0%
EPR Properties	221,317	5,276,197
Plymouth Industrial REIT, Inc.	92,609	1,177,061
Spirit Realty Capital, Inc.	180,033	5,409,992
STAG Industrial, Inc.	112,810	3,510,647
VEREIT, Inc.	507,396	3,145,855
VICI Properties, Inc.	353,775	8,119,136
		26,638,888
Total Long-Term Investments — 98.6% (Cost: $245,573,707)		219,179,302
Short-Term Securities(d)(e)
Money Market Funds — 1.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	2,610,172	2,610,172
SL Liquidity Series, LLC, Money Market Series, 0.18%(f)	505,558	505,760
Total Short-Term Securities — 1.4% (Cost: $3,115,932)		3,115,932
Total Investments — 100.0% (Cost: $248,689,639)		222,295,234
Other Assets Less Liabilities — 0.0%		2,239
Net Assets — 100.0%		$ 222,297,473
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 01/31/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 5,653,201	$ —	$ (3,043,029)(a)	$ —	$ —	$ 2,610,172	2,610,172	$ 12,699	$ —
SL Liquidity Series, LLC, Money Market Series	3,667,680	—	(3,168,858)(a)	6,938	—	505,760	505,558	5,341(b)	—
				$ 6,938	$ —	$ 3,115,932		$ 18,040	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
October 31, 2020
BlackRock Real Estate Securities Fund
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,127,583	EUR	958,000	Morgan Stanley & Co. International PLC	01/15/21	$ 9,718

OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(c)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Morgan Stanley & Co. International PLC(a)	06/07/23	$ 599,453	$ (2,956) (b)	$ 575,784	0.3%
(b)	Amount includes $20,713 of net dividends and financing fees.
(c)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

(a)
Range:	20 basis points
Benchmarks:	U.S. Federal Funds Effective Rate
The following table represents the individual long positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC, as of period end, termination date June 7, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Triple Net Lease
EPR Properties	24,152	$ 575,784	100.0%
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$ 575,784
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

Schedule of Investments (unaudited)  (continued)
October 31, 2020
BlackRock Real Estate Securities Fund
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Diversified Telecommunication Services	$ 1,176,578	$ 1,150,940	$ —	$ 2,327,518
Health Care	22,909,066	—	—	22,909,066
Industrial	34,285,356	—	—	34,285,356
Lodging	6,025,670	—	—	6,025,670
Office	22,814,247	—	—	22,814,247
Residential	38,286,650	—	—	38,286,650
Retail	13,882,581	—	—	13,882,581
Self Storage	16,126,066	—	—	16,126,066
Specialty	35,883,260	—	—	35,883,260
Triple Net Lease	26,638,888	—	—	26,638,888
Short-Term Securities
Money Market Funds	2,610,172	—	—	2,610,172
	$ 220,638,534	$ 1,150,940	$ —	221,789,474
Investments Valued at NAV(a)				505,760
				$ 222,295,234
Derivative Financial Instruments(b)
Assets
Foreign Currency Exchange Contracts	$ —	$ 9,718	$ —	$ 9,718
Liabilities
Equity Contracts	—	(2,956)	—	(2,956)
	$ —	$ 6,762	$ —	$ 6,762
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
EUR	Euro
USD	United States Dollar
Portfolio Abbreviation
ADR	American Depositary Receipt
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
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